Other non-current liabilities (Schedule of Other non-current liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
Deferred tax liabilities	$ 3,822	$ 1,805
Uncertain tax positions	5,531	0
Earn-out	9,143	0
Other	1,132	813
Other non-current liabilities	$ 19,628	$ 2,618